FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS

30.    FAIR VALUE MEASUREMENTS

The Group applies ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 805, the Group remeasured the contingent consideration in connection with acquisition (note 4) at fair value. The contingent business combination consideration is classified within Level 3 because it is valued using the income approach based on benchmarking lending interest rate at 6.66%.

The following table presents a reconciliation of contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2010 and 2011:

	For the Years Ended December 31,
	2010	2011	2011
	RMB	RMB	US$

Balance as of January 1,	-	14,072	2,236
New addition of business combination (note 4)	16,536	-	-
Prepayment during the year	(3,000)	(2,305)	(366)
Unrealized loss	536	232	37
Balance as of December 31,	14,072	11,999	1,907

The amount of total loss for the period included in earnings *	536	232	37

*Included in “Other expense”.

The following table summarizes the nonrecurring fair value measurements for each class of assets as of and for the year ended December 31, 2011.

	Fair Value Measurement at the End of the Reporting Period Using
		Quoted Prices in Active	Significance	Significant
	December	Markets for Identical	Other Observable	Unobservable
	31, 2011	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
Description
Recurring fair value measurements
Contingent business acquisition consideration	11,999	-	-	11,999	(231)
Nonrecurring fair value measurements

Long-lived assets held and used*	8,735	-	-	8,735	(3,179)
Goodwill**	-	-	-	-	(300,163)

*In accordance with ASC 360, long-lived assets held and used with a carrying amount of RMB11,914 (US$1,893) were written down to their fair value of RMB8,735 (US$1,388), resulting in an impairment charge of RMB3,179 (US$505), which was included in the caption of “Asset impairment” in the consolidated statements of operations. The Group utilized cost method under which 38% to 48% discounts were applied to quoted market prices, depending on the expected remaining useful lives of such assets.

In accordance with ASC 350, goodwill with a carrying amount of RMB300,163 (US$47,691) was written down to its implied fair value of RMB nil, resulting in an impairment charge of RMB300,163 (US$47,691), which was included in the caption of “Asset impairment” in the consolidated statements of operations. The Group used market price of the Company’s ADS, adjusted for an assumed control premium, in determining the fair value of the reporting unit.